Authorised and issued share capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Authorised and issued share capital
26. Authorised and issued share capital

	Equity ordinary shares	Nominal value £m
Authorised
At 1 January 2021	1,750,000,000	175.0
At 31 December 2021	1,750,000,000	175.0
At 31 December 2022	1,750,000,000	175.0
At 31 December 2023	1,750,000,000	175.0

Issued and fully paid
At 1 January 2021	1,296,080,242	129.6
Exercise of share options	534,800	—
Share cancellations	(72,155,492)	(7.2)
At 31 December 2021	1,224,459,550	122.4
Exercise of share options	125,700	—
Share cancellations	(83,157,954)	(8.3)
At 31 December 2022	1,141,427,296	114.1
Exercise of share options	85,900	—
Share cancellations	—	—
At 31 December 2023	1,141,513,196	114.1
Company’s own shares
The Company’s holdings of own shares are stated at cost and represent shares held in treasury and purchases by the Employee Share Ownership Plan (ESOP) trusts of shares in the Company for the purpose of funding certain of the Group’s share-based incentive plans.
The trustees of the ESOP purchase the Company’s ordinary shares in the open market using funds provided by the Company. The Company also has an obligation to make regular contributions to the ESOP to enable it to meet its administrative costs. The number and market value of the ordinary shares of the Company held by the ESOP at 31 December 2023 was 490,646 (2022: 1,211,974, 2021: 5,803,641), and £3.7 million (2022: £9.9 million, 2021: £65.0 million) respectively. The number and market value of ordinary shares held in treasury at 31 December 2023 was 66,675,497 (2022: 70,489,953, 2021: 70,489,953) and £502.1 million (2022: £578.2 million, 2021: £789.1 million) respectively.